Leader Short Term High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCK - 4.3%
	ASSET MANAGEMENT - 3.5%
27	Eaton Vance Senior Floating Rate Trust (a)(b)(c)	3.688	Perpetual	621,000
18	Eaton Vance Senior Floating Rate Trust (a)(b)(c)	3.768	Perpetual	414,000
				1,035,000
	INSTITUTIONAL FINANCIAL SERVICES - 0.8%
13,506	B Riley Financial, Inc.	5.250	Perpetual	244,931

	TOTAL PREFERRED STOCK - (Cost $1,464,338)			1,279,931

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES - 71.6%
	COLLATERALIZED LOAN OBLIGATIONS - 2.8%
1,000,000	Allegro CLO VI, LTD. (d)(f)	2018-6	Class E	11.203	1/17/2031	834,879
700,000	Ares CLO XLVIII, LTD. (d)(f)	2018-48	Class E	10.877	7/22/2030	621,618
1,500,000	Atlas Senior Loan Fund VII, LTD. (d)(f)	2016-7A	Class ER	12.041	11/28/2031	1,032,627
1,000,000	BlueMountain CLO 2015-4, LTD. (d)(f)	2015-4R	Class ER	11.627	4/22/2030	860,950
1,000,000	BlueMountain CLO 2018-2, LTD. (d)(f)	2018-2	Class E	11.691	8/15/2031	804,989
1,450,000	Canyon Capital CLO 2014-1, LTD. (d)(f)	2014-1R	Class DR	11.152	1/30/2031	1,176,989
500,000	Dryden 37 Senior Loan Fund (d)(f)	015-37R	Class ER	10.814	1/15/2031	395,745
1,000,000	LCM XXII, LTD. (d)(f)	2018-22R	Class DR	11.177	10/20/2028	812,686
500,000	LCM XXVII, LTD. (d)(f)	2018-27	Class E	11.170	7/16/2031	376,938
1,000,000	Long Point Park CLO 2017, LTD. (d)(f)(g)	2017	Class D-2	0.000	1/17/2030	873,504
1,000,000	Octagon Investment Partners XXI, LTD. (d)(f)	2014-21R2	Class DRR	12.633	2/17/2032	922,719
1,000,000	PPM CLO 2018-1, LTD. (d)(f)	2018-1	Class E	11.605	7/15/2031	822,734
1,000,000	Vibrant CLO IX, LTD. (d)(f)	2018-6	Class D	11.927	7/20/2031	748,377
1,000,000	Wellfleet CLO 2017-3, LTD. (d)(f)	2017-3	Class D	11.203	1/17/2031	721,222
1,150,000	Wellfleet CLO 2018-1, LTD. (d)(f)	2018-1	Class E	11.153	7/17/2031	832,917
1,100,000	Wind River 2018-2 CLO, LTD. (d)(f)	2018-2	Class E	11.405	7/15/2030	927,617
1,000,000	1828 CLO, LTD. (d)(f)	2016-R	Class DR	12.254	10/15/2031	968,705
1,000,000	OZLM VI, LTD. (d)(f)	2018-6	Class DS	11.703	4/17/2031	857,495
1,000,000	Sound Point CLO XXI, LTD. (d)(f)	2018-21	Class D	11.431	10/27/2031	658,118
1,500,000	Steele Creek CLO, LTD. (d)(f)	2014-1R	Class E	11.424	4/21/2031	1,119,276
500,000	Symphony CLO XVI, LTD. (d)(f)	2015-16R	Class ER	11.764	10/15/2031	412,068
771,453	Venture XIV CLO, LTD. (d)(f)	2013-14R	Class ER	12.728	8/28/2029	394,406
1,500,000	Venture XXVI CLO, LTD. (d)(f)	2017-26	Class E	12.477	1/22/2029	990,602
1,000,000	Venture XXVIII CLO, LTD. (d)(f)	2017-28AR	Class ER	12.997	10/20/2034	832,358
1,000,000	Venture 33 CLO, LTD. (d)(f)	2018	Class E	11.614	7/15/2031	715,908
1,000,000	Vibrant CLO VI, LTD. (d)(f)	2017-6	Class E	11.406	6/20/2029	850,064
500,000	Voya CLO, LTD. (d)(f)	2019-2	Class E	12.277	7/20/2032	473,253

	TOTAL ASSET BACKED SECURITIES - (Cost $20,751,327)					21,038,763

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS - 3.6%
	WIRELESS TELECOMMUNICATIONS - 3.6%
1,700,000	Dish Network Corporation (g)	0.000	12/15/2025	1,045,534

	TOTAL CONVERTIBLE BONDS - (Cost $1,179,314)			1,045,534

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS - 5.0%
	BANKING - 5.0%
2,000,000	VTB Bank PJSC Via Eurasia DAC (a)(b)(e)(f)(j)	H15T10Y + 8.067%	9.500	12/29/2049	1,459,800

	TOTAL CORPORATE BONDS - (Cost $2,156,425)				1,459,800

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES - 1.1%
	SOVEREIGN - 1.1%
1,000,000	Ukraine Government International Bond (f)(i)	7.750	9/1/2024	322,772

	TOTAL NON U.S. GOVERNMENT & AGENCIES - (Cost $1,000,000)			322,772

Leader Short Term High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

October 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	SHORT TERM INVESTMESTS - 12.5%
	MONEY MARKET FUNDS - 12.5%
3,681,186	First American Government Obligations Fund, Class X (h)	5.279	1/1/2024	3,681,186

	TOTAL SHORT TERM INVESTMESTS - (Cost $3,681,186)			3,681,186

	TOTAL INVESTMENTS - 98.1% - (Cost $30,232,592)			28,827,987
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%			559,113
	NET ASSETS - - 100.0%			$29,387,099

LTD - Limited Company

PJSC - Public Joint-Stock Company

DAC - Designated Activity Company

H15T10Y - U.S. Treasury Yield Curve Rate T Note 10 Year Constant Maturity

(a)	The Valuation Designee has determined that these securities are illiquid. As of October 31, 2023, these securities amounted to $2,494,800 or 8.5% of net assets.
(b)	The value of these securities have been determined in good faith by the Valuation Designee under the policies adopted by the Board of Trustees.
(c)	Rate shown represents the dividend rate as of October 31, 2023.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(e)	Variable rate security; the rate shown represents the rate as of October 31, 2023.
(f)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2023, the total market value of 144A securities is $22,821,335 or 77.7% of net assets.
(g)	Zero coupon Bond.
(h)	Rate disclosed is the seven day effective yield as of October 31, 2023.
(i)	Ukraine won approval for a debt-payment freeze from the holders of its international bonds to defer coupon and principal payments until February 2024.
(j)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer at any time.